Share-based payments - Additional Information (Detail)		1 Months Ended
	Apr. 04, 2022 shares	Jan. 31, 2025 shares $ / shares	Jan. 31, 2024 shares $ / shares	Feb. 28, 2023 shares $ / shares
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Number of other equity instruments granted	950,000
Second stock option plan [member]
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Number of options granted				1,150,000
Exercise Price | $ / shares				$ 9.96
Third stock option plan [member]
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Number of options granted			1,274,000
Exercise Price | $ / shares			$ 11.04
Fourth Stock Option Plan [Member]
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Number of options granted		2,569,000
Exercise Price | $ / shares		$ 10.7
Bottom of range [member]
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Share based compensation arrangement by share based payment award vesting period	1 year
Top of range [member]
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Share based compensation arrangement by share based payment award vesting period	6 years
Restricted Stock Units RSU [Member]
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Percentage of total capital stock	1.65%